Franchise arrangements (Tables)	12 Months Ended
Dec. 31, 2023
Franchise Arrangements [Abstract]
Schedule of revenues from franchised restaurants
Revenues from franchised restaurants for fiscal years 2023, 2022 and 2021 consisted of:

	2023	2022	2021
Rent (i)	$193,518	$160,795	$115,418
Initial fees (ii)	417	401	321
Royalty fees (iii)	268	215	295
Total	$194,203	$161,411	$116,034

(i)Includes rental income of own buildings and subleases. As of December 31, 2023, 2022 and 2021 the subleases rental income amounted to $154,087, $132,327 and $97,756, respectively.
(ii)Presented net of initial fees owed to McDonald’s Corporation for $963, $1,012 and $739 in 2023, 2022 and 2021, respectively.
(iii)Presented net of royalties fees owed to McDonald’s Corporation for $71,667, $62,360 and $46,476 in 2023, 2022 and 2021, respectively.

Schedule of future minimum rental payments for operating leases
As of December 31, 2023, future minimum rent payments due to the Company under existing franchised agreements are:

	Owned sites	Leased sites	Total
2024	$6,574	$63,690	$70,264
2025	5,061	57,963	63,024
2026	5,092	52,920	58,012
2027	4,953	47,366	52,319
2028	4,178	41,453	45,631
Thereafter	34,976	193,969	228,945
Total	$60,834	$457,361	$518,195